Advances to Suppliers, Net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Allowance for Doubtful Accounts [Abstract]
Balance at beginning of years	$ 98,643	$ 134,214
Current period addition	237,419
Write-off	(316,496)	(33,321)
Foreign currency translation adjustment	1,809	(2,250)
Balance at the end of year	$ 21,375	$ 98,643